Business Combination - Additional Information (Detail) R$ / shares in Units, R$ in Thousands, $ in Thousands, client in Millions					8 Months Ended	12 Months Ended
	Sep. 19, 2018 BRL (R$)	Jul. 04, 2018 BRL (R$) R$ / shares shares	Jun. 04, 2018 BRL (R$) shares	Apr. 17, 2018 BRL (R$) km² client / km² client employee item	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 18, 2020 shares	Nov. 27, 2019 BRL (R$) shares	Nov. 27, 2019 USD ($) shares	Apr. 30, 2019 shares	Sep. 19, 2018 USD ($) shares	Jul. 04, 2018 USD ($) shares	Jul. 02, 2018 shares	Jun. 30, 2018 shares	Jun. 22, 2018 shares	Jun. 04, 2018 USD ($) shares	Apr. 17, 2018 USD ($) client
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest						50.00%
Number of shares issued | shares									31,195,387,525			18,729,788,686
Loss on investments accounted using equity method						$ 3,133	$ 583
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity								$ 589,854
Enel Distribución Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Disclosure Of Business Combinations [Line Items]
Number of shares acquired | shares										2,959,302	2,959,302
Number of shares acquired value										R$ 146,200	$ 35,200
Contingent liabilities				R$ 1,252,000															$ 330,097
Enel Brasil S A
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary						100.00%	100.00%
Enel Brasil Investimento Sudeste S.A [Member] | Enel Distribución Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest	95.88%	95.05%	73.38%
Number of shares acquired | shares		9,284,666	122,799,289										33,164,964	9,284,666	14,525,826	4,856,462	4,692,338	122,799,289
Number of shares acquired value		R$ 1,516,362	R$ 5,552,984										$ 395,000	$ 384,000				$ 1,484
Share Price Per Share | R$ / shares		R$ 45.22
Number of clients per SQ KM | client / km²				1,581
Number of substations | item				156
Revenue					$ 2,214,855
pre tax losses					$ 39,227
increase in consolidated revenue						$ 3,587,161
Decrease in consolidated gain before tax						$ 14,678
Enel Brasil Investimento Sudeste S.A [Member] | Enel Distribución Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.) | Brazil
Disclosure Of Business Combinations [Line Items]
Percentage of energy consumed				9.30%
Enel Brasil Investimento Sudeste S.A [Member] | Enel Distribución Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.) | Sao Paulo [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of energy consumed				33.30%
Enel Distribucion Sao Paulo S.A
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest				50.00%
Number of shares issued | shares													33,171,164
New shares issued value | R$	R$ 1,500,000
Enel Distribucion Sao Paulo S.A | Enel Distribución Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Disclosure Of Business Combinations [Line Items]
Area of operations | km²				4,526
Number of clients | client				7.2															7.2
Number of employees | employee				7,355